Cover	Dec. 12, 2023
Cover [Abstract]
Entity Registrant Name	STEM CELL INC.
Entity Central Index Key	0001828613
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 12, 2023
Entity Ex Transition Period	false
Entity File Number	333-251389
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2834915
Entity Address Address Line 1	701 North Green Valley Pkwy
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89074
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	354-8751